FINANCIAL RISK MANAGEMENT - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings		$ 88,680
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value		$ 3,037
Financial assets			$ 75
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,212)